Expense Example	Nov. 13, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 570
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,228
Expense Example, with Redemption, 10 Years	2,187
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,497
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	$ 1,540